Other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Unpaid salary and salary related expenses	$ 24,199	$ 31,340
Accrued interest	3,040	3,333
Accrued vacation leave	5,717	6,075
Employee incentive plan	0	659
Accrued expenses	29,507	21,313
Total	$ 62,463	$ 62,720